Non-controlling interests (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Noncontrolling Interest [Line Items]
Non-controlling interests	$ (15,891,713)	$ 18,819
Beijing Economy Cooperation Ruifeng Investment Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	10.00%	10.00%
Non-controlling interests	$ 18,081	$ 18,819
Shaanxi Zhongmao [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	34.02%
Non-controlling interests	$ (11,271,378)
Zhengzhou Xinnan [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	49.00%
Non-controlling interests	$ (3,802,744)
Xinyuan Service [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	6.00%
Non-controlling interests	$ (579,986)
Xinyan Investment Management Co., Limited(“Xinrock”) [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	30.00%
Non-controlling interests	$ 67,160
Shanghai Hexinli [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	21.05%
Non-controlling interests	$ (322,846)